Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 380,718	$ 258,473
Restricted cash (note 9)	7,403	51,431
Accounts receivable, including non-trade of $1,364 (December 31, 2015 - $4,140)	145,902	153,662
Vessels held for sale (note 14)	0	55,450
Net investments in direct financing leases - current (note 4b)	6,766	5,936
Prepaid expenses	37,619	34,027
Due from affiliates (note 8c)	74,806	81,271
Other current assets (note 9)	21,309	20,490
Total current assets	674,523	660,740
Restricted cash - long-term (note 9)	21,127	9,089
Vessels and equipment
At cost, less accumulated depreciation of $1,378,660 (December 31, 2015 - $1,230,868)	4,178,593	4,348,535
Advances on newbuilding contracts and conversion costs (notes 11b, 11c,11f and 11g)	516,754	395,084
Net investments in direct financing leases (note 4b)	12,302	11,535
Investment in equity accounted joint ventures (notes 11e and 15)	120,415	77,647
Deferred tax asset	33,511	30,050
Other assets (notes 1 and 9)	95,917	82,341
Goodwill	129,145	129,145
Total assets	5,782,287	5,744,166
Current
Accounts payable	28,301	15,899
Accrued liabilities (notes 7, 9 and 13)	138,896	91,065
Deferred revenues	54,431	54,378
Due to affiliates (note 8c)	97,438	304,583
Current portion of derivative instruments (note 9)	63,924	201,456
Current portion of long-term debt (note 6)	574,575	485,069
Current portion of in-process revenue contracts	12,744	12,779
Total current liabilities	970,309	1,165,229
Long-term debt (note 6)	2,666,656	2,878,805
Derivative instruments (note 9)	413,063	221,329
Due to affiliates (notes 8b, 8c and 8g)	200,000	0
In-process revenue contracts	56,706	63,026
Other long-term liabilities (note 1)	221,055	192,258
Total liabilities	4,527,789	4,520,647
Commitments and contingencies (notes 6, 9 and 11)
Redeemable non-controlling interest (note 11a)	2,367	3,173
Equity
General Partner	17,879	17,608
Warrants (note 12)	13,797	0
Accumulated other comprehensive (loss) income	(19,191)	696
Non-controlling interests	59,185	53,355
Total equity	983,854	967,848
Total liabilities and total equity	5,782,287	5,744,166
Convertible Preferred Stock [Member]
Current
Convertible Preferred Units (12.5 million and 10.4 million units issued and outstanding at June 30, 2016 and December 31, 2015, respectively) (note 12)	268,277	252,498
Equity
Total equity	268,277	252,498
Common Stock Class Undefined [Member]
Equity
Limited partners - common units (137.4 million and 107.0 million units issued and outstanding at June 30, 2016 and December 31, 2015, respectively) (notes 12 and 13)	645,259	629,264
Preferred Units [Member]
Equity
Limited partners - preferred units (11.0 million units issued and outstanding at June 30, 2016 and December 31, 2015) (note 12)	$ 266,925	$ 266,925